Equity (Details) - Schedule of share options and the weighted averages of their exercise prices - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of share options and the weighted averages of their exercise prices [Abstract]
Number of options, Outstanding at the beginning of year	9,243,300	14,428,800	18,308,800
Weighted average of exercise price per 1 ordinary share, Outstanding at the beginning of year	$ 0.88	$ 1.25	$ 5.80
Number of options, Granted	3,050,000	1,250,000	3,000,000
Weighted average of exercise price per 1 ordinary share, Granted	$ 0.56	$ 0.59	$ 0.59
Number of options, Forfeited	(777,000)	(5,151,000)
Weighted average of exercise price per 1 ordinary share, Forfeited	$ 0.86	$ 3.37
Number of options, Expired	(830,000)	(1,284,500)	(6,880,000)
Weighted average of exercise price per 1 ordinary share, Expired	$ 53.7	$ 0.88	$ 15.16
Number of options, Outstanding at year end	10,686,300	9,243,300	14,428,800
Weighted average of exercise price per 1 ordinary share, Outstanding at year end	$ 0.68	$ 0.88	$ 1.25
Number of options, Exercisable at year end	5,693,383	4,490,800	4,541,600
Weighted average of exercise price per 1 ordinary share, Exercisable at year end	$ 0.80	$ 1.28	$ 3.83